INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Merchandise	32,381,214	26,960,222	171,940
Less: inventory valuation allowance	(7,913,026)	(5,381,745)	(34,322)
Inventories, net	24,468,188	21,578,477	137,618